LEASES (Tables)	6 Months Ended
Jun. 30, 2021
LEASES
Schedule of weighted-average remaining lease term and discount rate

The following table represents the weighted-average remaining lease term and discount rate:

Six months ended
June 30, 2021
Unaudited
Weighted average remaining lease term	2.98 years
Weighted average discount rate	2.08%

Schedule of maturities of operating lease liabilities

As of June 30, 2021, maturities of operating lease liabilities were as follows:

Unaudited
2021 (remainder of the year)	$4,664
2022	8,417
2023	8,000
2024	1,723
2025 and on	3,529

Total lease payments (*)	26,333

Less - imputed interest	(1,569)
Present value of lease liabilities	$24,764